Note 8 - Stockholders' Equity (Detail) - Stock Options (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at January 1, 2010 (in Shares)	3,679,977		3,762,477		669,777
Balance at January 1, 2010	$ 2.05		$ 2.11		$ 4.28
Balance at January 1, 2010 (in Dollars)			$ 262,500	[1]	$ 3,694,400	[1]
Exercisable at January 1, 2010 (in Shares)	1,501,659		433,746		483,364
Exercisable at January 1, 2010	$ 2.15		$ 3.03		$ 2.78
Exercisable at January 1, 2010 (in Dollars)			262,500	[1]	3,424,333	[1]
Granted (in Shares)	3,097,400	[2]			3,246,450	[2]
Granted	$ 1.08	[2]			$ 1.80	[2]
Exercised (in Shares)	(14,000)
Exercised	$ 1.80
Cancelled or forfeited (in Shares)	(331,250)		(82,500)		(153,750)
Cancelled or forfeited	$ 2.14		$ 4.93		$ 5.06
Outstanding (in Shares)	6,432,127		3,679,977		3,762,477
Outstanding	$ 1.58		$ 2.05		$ 2.11
Outstanding (in Dollars)	1,846,040	[1]			262,500	[1]
Exercisable (in Shares)	2,386,909		1,501,659		433,746
Exercisable	$ 2.13		$ 2.15		$ 3.03
Exercisable (in Dollars)	$ 205,000	[1]			$ 262,500	[1]
Minimum [Member]
Balance at January 1, 2010	$ 0.88		$ 0.88		$ 0.88
Exercisable at January 1, 2010	$ 0.88		$ 0.88		$ 0.88
Granted	$ 1.00	[2]
Exercised	$ 1.80
Cancelled or forfeited	$ 1.80		$ 1.80		$ 3.20
Outstanding	$ 0.88		$ 0.88		$ 0.88
Exercisable	$ 0.88		$ 0.88		$ 0.88
Maximum [Member]
Balance at January 1, 2010	$ 9.64		$ 24.00		$ 24.00
Exercisable at January 1, 2010	$ 9.64		$ 24.00		$ 24.00
Granted	$ 2.13
Exercised	$ 9.64
Cancelled or forfeited	$ 9.64		$ 24.00		$ 24.00
Outstanding	$ 9.64		$ 9.64		$ 24.00
Exercisable	$ 9.64		$ 9.64		$ 24.00

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at the end of the related period less the option exercise price of in-the-money options.
[2]	All options granted during the years ended December 31, 2010 and 2012 were granted with exercise prices which were deemed to be the fair market value of the Company's stock on the date of grant.